Commitments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Commitments [Line Items]
Rent expense	$ 774	$ 827	$ 658
Clinical and other agreements expenses	97	1,613	$ 7,309
Minimum [Member]
Summary of Commitments [Line Items]
Purchase commitments	$ 156	$ 318